Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Entity Registrant Name	TELUS Corporation
Entity Central Index Key	0000868675
Document Type	40-F/A
Document Period End Date	Dec. 31, 2019
Amendment Flag	true
Amendment Description	TELUS Corporation (the "Company" or the "Registrant") is filing this Amendment No. 1 to Form 40-F ("Amendment No. 1") to the Company's Annual Report on Form 40-F, dated February 13, 2020 (the "Original Form 40-F"), for the sole purpose of submitting XBRL (eXtensible Business Reporting Language) Interactive Data, which was inadvertently omitted from the Original Form 40-F due to a technical error.Except as set forth above, this Amendment No. 1 speaks as of the time of filing the Original Form 40-F, does not reflect events that may have occurred subsequent to such filing, and does not modify or update any of the disclosures in the Original Form 40-F.
Entity Interactive Data Current	No
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	604,586,502
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY